Other Non-current Assets	12 Months Ended
Dec. 31, 2016
Other Non-current Assets
Other Non-current Assets

8. Other Non-current Assets

        Other non-current assets consisted of the following as at December 31 (in thousands):

	2016	2015
ZIM notes, net	$40,232	$39,094
Equity participation ZIM	—	28,693
HMM notes, net	25,651	—
Other assets	5,274	4,401

Total	$71,157	$72,188

a.     ZIM

        As of July 16, 2014, ZIM and its creditors entered into definitive documentation effecting ZIM's restructuring with its creditors on substantially the same terms as the agreement in principle previously announced by ZIM in January 2014. The terms of the restructuring include a reduction in the charter rates payable by ZIM under its time charters, expiring in 2020 or 2021, for six of the Company's vessels, which had already been implemented beginning in January 2014. The terms also include the receipt of approximately $49.9 million aggregate principal amount of unsecured, interest bearing ZIM notes maturing in 2023 (consisting of $8.8 million of 3% Series 1 Notes due 2023 amortizing subject to available cash flow in accordance with a corporate cash sweep mechanism, and $41.1 million of 5% Series 2 Notes due 2023 non-amortizing (of the 5% interest rate, 3% is payable quarterly in cash and 2% is accrued quarterly with deferred cash payment on maturity)) and ZIM shares representing approximately 7.4% of the outstanding ZIM shares immediately after the restructuring, in exchange for such charter rate reductions and cancellation of ZIM's other obligations to the Company which related to the outstanding long term receivable as of December 31, 2013.

        As of July 16, 2014, the Company calculated the fair value of the instruments received from ZIM based on the agreement discussed above, other available information on ZIM, other contracts with similar terms, remaining maturities and interest rates and recorded at fair value an amount of $36.3 million in relation to the ZIM Notes and $28.7 million in relation to its equity participation in ZIM. On a quarterly basis, the Company accounts for the fair value unwinding of the ZIM Notes until the value of the instruments equals their face values on maturity. As of December 31, 2016 and December 31, 2015, the Company recorded $40.2 million and $39.1 million in relation to the ZIM Notes, respectively and recognized $1.3 million, $1.1 million and $0.6 million in relation to their fair value unwinding in the Consolidated Statements of Operations in "Interest income" for years ended December 31, 2016, December 31, 2015 and December 31, 2014, respectively. In relation to Series 1 Notes, the Company received redemption of $0.3 million in the year ended December 31, 2016. Furthermore, for the years ended December 31, 2016, December 31, 2015 and December 31, 2014, the Company recognized in the Consolidated Statements of Operations in "Interest income", a non-cash interest income of $0.9 million, $0.8 million and $0.4 million, respectively, in relation to the 2% interest of Series 2 Notes, which is accrued quarterly with deferred cash payment on maturity. The Company tests periodically for impairment of these investments based on the existence of triggering events that indicate ZIM's debt instruments and interest in equity may have been impaired. For the year ended December 31, 2016, the Company has recorded an impairment loss on its ZIM equity participation of $28.7 million and $0.7 million impairment loss on ZIM Notes, which were recognized under "Other Income/(Expenses), net" in the accompanying Consolidated Statements of Operations.

        Furthermore, as of July 16, 2014, an amount of $39.1 million, which represents the additional compensation received from ZIM, was recorded as unearned revenue representing compensation to the Company for the future reductions in the daily charter rates payable by ZIM under its time charters, expiring in 2020 or 2021, for six of the Company's vessels. This amount is recognized in the Consolidated Statements of Operations in "Operating revenues" over the remaining life of the respective time charters. For the years ended December 31, 2016, December 31, 2015 and December 31, 2014, the Company recorded an amount of $6.0 million, $6.0 million and $2.7 million, respectively, of unearned revenue amortization in "Operating revenues". As of December 31, 2016, the outstanding balances of the current and non-current portion of unearned revenue in relation to ZIM amounted to $6.0 million and $18.4 million, respectively. As of December 31, 2015, the corresponding outstanding balances of the current and non-current portion of unearned revenue amounted to $6.0 million and $24.4 million, respectively. Refer to Notes 15c, "Financial Instruments—Fair value of Financial Instruments".

b.     Hyundai Merchant Marine

        As of July 15, 2016, the Company entered into a charter restructuring agreement with Hyundai Merchant Marine ("HMM") which provides for a 20% reduction in charter rates, for the period from July 18, 2016 until December 31, 2019 (or earlier charter expiration in the case of eight vessels), in the charter hire rates payable for thirteen of the Company's vessels currently employed with HMM. In exchange, under the charter restructuring agreement the Company received (i) $32.8 million principal amount of senior, unsecured Loan Notes 1 ("Loan Notes 1 HMM"), amortizing subject to available cash flows, which accrue interest at 3% per annum payable on maturity in July 2024, (ii) $6.2 million principal amount of senior, unsecured, non-amortizing Loan Notes 2 ("Loan Notes 2 HMM"), which accrue interest at 3% per annum payable on maturity in December 2022 and (iii) 4,637,558 HMM shares issued on July 23, 2016.

        On July 18, 2016, the effective date of the agreement, the Company recognized the fair value of the instruments received from HMM as follows: (i) $20.4 million in relation to Loan Notes 1, (ii) $4.2 million in relation to Loan Notes 2 and (iii) $51.0 million in relation to its equity participation in HMM, all of which represent non-cash transactions for the Consolidated Statement of Cash Flows for the year ended December 31, 2016. The Company accounts for the fair value unwinding of the Loan Notes 1 and Loan Notes 2 until the values of these instruments equal their face values and accrued interest on maturity. On September 1, 2016, the Company sold all HMM shares for cash proceeds on sale of $38.1 million resulting in a loss on sale of $12.9 million, which was recorded under "Other income/(expenses), net" in the Consolidated Statement of Operations for the year ended December 31, 2016. The HMM shares were considered trading securities and the proceeds were classified as operating activities in the Consolidated Statement of Cash Flows for the year ended December 31, 2016. The proceeds were used to repay outstanding debt obligations. Furthermore, for the year ended December 31, 2016, the Company recognized $1.0 million of non-cash interest income and fair value unwinding of HMM notes under "Interest income" in the Consolidated Statement of Operations. The Company will test periodically for impairment of HMM's debt instruments based on the existence of triggering events.

        On July 18, 2016, the Company recognized unearned revenue of $75.6 million representing compensation to the Company for the future reductions in the daily charter rates payable by HMM under the time charter agreements, which represents non-cash transaction for the Statement of Cash Flows for the year ended December 31, 2016. The amortization of unearned revenue is recognized in the Consolidated Statement of Operations under "Operating revenues" over the remaining life of the respective charters. For the year ended December 31, 2016, the Company recorded an amount of $7.9 million of unearned revenue amortization. As of December 31, 2016, the outstanding balances of the current and non-current portion of unearned revenue in relation to HMM amounted to $15.6 million and $52.1 million, respectively. Refer also to Note 15c, "Financial Instruments—Fair value of Financial Instruments".